Vanguard Long-Term Investment-Grade Fund
Supplement Dated September 29, 2026, to the Prospectus and Summary Prospectus Dated May 28, 2026
Important Changes to Vanguard Long-Term Investment-Grade Fund
Restructuring of the Investment Advisory Team

A majority of the independent trustees of Vanguard Fixed Income Securities Funds, on behalf of Vanguard Long-Term Investment-Grade Fund (the “Fund”), have approved a restructuring of the Fund’s investment advisory team, removing Wellington Management Company LLP (“Wellington Management”) as an investment advisor to the Fund. The Vanguard Group, Inc. (“Vanguard”) through its wholly owned subsidiary, Vanguard Capital Management, remains advisor to the Fund, and assets of the Fund previously managed by Wellington Management will be reallocated to Vanguard.
All references to Wellington Management as investment advisor to the Fund and all other details and descriptions regarding Wellington Management’s management of certain assets of the Fund in the Prospectus and Summary Prospectus are deleted in their entirety.
The Fund’s investment objective, principal investment strategies, and policies remain unchanged.

© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PS 028E 092026

Vanguard Fixed Income Securities Funds

Supplement Dated September 29, 2026, to the Statement of Additional Information Dated May 28, 2026

Important Changes to Vanguard Long-Term Investment-Grade Fund

Restructuring of the Investment Advisory Team

A majority of the independent trustees of Vanguard Fixed Income Securities Funds, on behalf of Vanguard Long-Term Investment-Grade Fund (the “Fund”), has approved a restructuring of the Fund’s investment advisory team, removing Wellington Management Company LLP (“Wellington Management”) as an investment advisor to the Fund. The Vanguard Group, Inc. (“Vanguard”) through its wholly owned subsidiary, Vanguard Capital Management, remains advisor to the Fund, and assets of the Fund previously managed by Wellington Management will be reallocated to Vanguard.

Wellington Management will continue to provide investment advisory services to Vanguard GNMA Fund and a portion of Vanguard High-Yield Corporate Fund.

The Fund’s investment objective, principal investment strategies, and polices remain unchanged.

Statement of Additional Information Text Changes

All references to Wellington Management as investment advisor to the Fund and all other details and descriptions regarding Wellington Management’s management of certain assets of the Fund are hereby deleted in their entirety.

© 2026 The Vanguard Group, Inc. All rights reserved.	SAI 028F 092026
Vanguard Marketing Corporation, Distributor.